Financial risk management - Market risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk over total asset	0.02%
21 Days [Member] | Banking book
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price index coupons	R$ 869,347	R$ 976,186
Interest rate coupons	34,499	53,790
Pre fixed interest rate	74,245	116,296
Others risks factors	294,141	181,069
Value at risk before diversification effects	1,272,232	1,327,341
Diversification effects (correlation)	325,523	347,688
Value-at-Risk	R$ 946,709	R$ 979,653
Value at risk over total asset	0.96%	1.28%
21 Days [Member] | Trading book
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price index coupons	R$ 5,370	R$ 13,738
Pre fixed interest rate	401	3,951
Foreign currency coupons	5,734	2,675
Foreign currencies	18,740	28,036
Share price	70	193
Value at risk before diversification effects	30,314	48,593
Diversification effects (correlation)	12,270	24,539
Value-at-Risk	R$ 18,044	R$ 24,054
Value at risk over total asset		0.03%